Cash and cash equivalents - Credit quality of banks in Ecopetrol Business Group has deposits and check accounts, and issuers of investments (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Cash and cash equivalents	$ 15,401,058	$ 14,549,906	$ 5,082,308	$ 7,075,758
AAA
Cash and cash equivalents
Cash and cash equivalents	5,356,966	3,892,694
F1
Cash and cash equivalents
Cash and cash equivalents	1,458,524	1,177,581
A
Cash and cash equivalents
Cash and cash equivalents	919,903	1,224,990
A-2
Cash and cash equivalents
Cash and cash equivalents	749,912	0
A-1
Cash and cash equivalents
Cash and cash equivalents	731,424	1,294,164
AA
Cash and cash equivalents
Cash and cash equivalents	675,596	526,127
A3
Cash and cash equivalents
Cash and cash equivalents	647,316	3,049
BRC1+
Cash and cash equivalents
Cash and cash equivalents	606,052	2,172,603
A+
Cash and cash equivalents
Cash and cash equivalents	543,260	0
A-
Cash and cash equivalents
Cash and cash equivalents	477,059	0
F1+
Cash and cash equivalents
Cash and cash equivalents	466,031	2,383,713
BB
Cash and cash equivalents
Cash and cash equivalents	463,681	106,070
BBB
Cash and cash equivalents
Cash and cash equivalents	425,485	1,277,357
A2
Cash and cash equivalents
Cash and cash equivalents	197,917	0
A1
Cash and cash equivalents
Cash and cash equivalents	192,594	1,032
Baa1
Cash and cash equivalents
Cash and cash equivalents	93,157	0
B
Cash and cash equivalents
Cash and cash equivalents	16,753	14,674
Aaa
Cash and cash equivalents
Cash and cash equivalents	10,276	27,621
AAAmmf
Cash and cash equivalents
Cash and cash equivalents	5,508	0
Caa3
Cash and cash equivalents
Cash and cash equivalents	4,385	0
Ba1
Cash and cash equivalents
Cash and cash equivalents	3,083	0
BRC1
Cash and cash equivalents
Cash and cash equivalents	1,201	1,671
CCC
Cash and cash equivalents
Cash and cash equivalents	1,160	4,872
AAAf
Cash and cash equivalents
Cash and cash equivalents	714	19,481
P-2
Cash and cash equivalents
Cash and cash equivalents	0	370,582
Aa3
Cash and cash equivalents
Cash and cash equivalents	0	11,239
C
Cash and cash equivalents
Cash and cash equivalents	0	6,615
Other
Cash and cash equivalents
Cash and cash equivalents	$ 1,353,101	$ 33,771